Related Party Transactions (Details)									1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 18, 2020 $ / shares shares	Oct. 25, 2018 $ / shares shares	Oct. 09, 2018 shares	Sep. 13, 2018 shares	Sep. 13, 2018 shares	Sep. 10, 2018 shares	Jun. 27, 2018 USD ($)	Jun. 26, 2018 USD ($) $ / shares shares	Oct. 25, 2018 $ / shares shares	Jun. 27, 2018 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) director $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) director $ / shares shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
Common Stock, Shares, Outstanding																137,911,975	175,912,194	168,713,296
Sponsor
Sale of common stock in initial public offering | $								$ 25,000
GRAF INDUSTRIAL CORP.
Sale of common stock in initial public offering (in shares)	28,895,338
Sale of common stock in initial public offering | $															$ 232,255,500
Common Stock, Shares, Outstanding											6,346,714		6,346,714		7,893,844	9,287,693
Number of directors | director													2			2
Number of shares held by sponsor			6,418,750			6,418,750
Number of shares subject to forfeiture											843,750		843,750			843,750
Stock repurchased during period (in shares)		374,622							374,622
Stock price | $ / shares	$ 10.11	$ 10.00						$ 12.00	$ 10.00		$ 12.00		$ 12.00		$ 9.60	$ 10.19
Working capital loans amount | $													$ 1,500,000			$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 0.50
Borrowings under the Working Capital Loans | $											$ 0		$ 0			$ 0
Conversion price of the debt instrument													$0.75			$0.75 if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering) per warrant
Management fee expense | $													$ 5,000			$ 5,000
Agreements expenses with related parties | $											2,700	$ 2,600	5,300	$ 5,200	$ 2,000	10,000
GRAF INDUSTRIAL CORP. | Director
Number of shares transferred			25,000			25,000
Promissory note aggregate values | $											$ 100		100			$ 100
GRAF INDUSTRIAL CORP. | Sponsor
Sale of common stock in initial public offering (in shares)								8,625,000		8,625,000
Sale of common stock in initial public offering | $							$ 25,000	$ 25,000		$ 25,000			$ 25,000
Number of shares surrendered				2,156,250	2,156,250
Common Stock, Shares, Outstanding				6,468,750	6,468,750
Ownership percentage											20.00%		20.00%			20.00%
Promissory note aggregate values | $											$ 130,000		$ 130,000			$ 130,000